Organization and Business Operations (Details) - USD ($)								3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 02, 2022	Sep. 15, 2022	Sep. 09, 2022	Sep. 07, 2022	Jun. 28, 2021	Jun. 15, 2021	Jan. 08, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 06, 2022	Sep. 22, 2022	Sep. 12, 2022	May 09, 2022
Subsidiary, Sale of Stock [Line Items]
Share price													$ 0.145
Exercise price of warrants												$ 11.50
Cash held outside the Trust account											$ 1,500,582	$ 15,916,141
Shares issued											24,566,386	16,041,464	16,041,464
Shares outstanding											24,566,386	16,041,464	16,041,464
Private Placement
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit										$ 10.00	$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable										$ 1,862,538	$ 1,862,538
Underwriting fees										1,366,750	1,366,750
Other offering costs										495,788	495,788
Issuance of stock									$ 25,000		54,670,000
Additional period to complete business combination				3 months
Investment of proceeds in Trust account					$ 54,670,000	$ 54,670,000
Public shares elected to redeem				2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069					$ (52,251,672)			$ (52,251,672)
Public shares redeemed	2,380,246	2,606,117	2,606,117
Assets held in trust				$ 357,610						$ 29,144,536
Anticipating equity interest to be acquired (In Percentage)										100.00%	100.00%
Minimum percentage of equity interest to be acquired ( in percentage)										100.00%	100.00%
Post transaction voting interest to be acquired ( in percentage)										50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination										$ 5,000,001	$ 5,000,001
Share price		$ 0.125		$ 0.125		$ 0.125
Equipment financing arrangements to purchase capital equipment										$ 200,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%	100.00%
Cash held outside the Trust account										$ 150,923	$ 438,913
Investor investment		$ 300,000
Shares issued	2,380,246						1,437,500			1,628,425	1,628,425
Shares outstanding	2,109,062			2,860,883						1,628,425	1,628,425
CIK0001848000_LAKESHORE ACQUISITION I CORP | Non redeemable public shares
Subsidiary, Sale of Stock [Line Items]
Shares issued										2,860,883
Shares outstanding						2,860,883				2,860,883
CIK0001848000_LAKESHORE ACQUISITION I CORP | Note Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Assets held in trust		357,610				$ 357,610
Investor investment		300,000
Assets held in trust from operating account		57,610
CIK0001848000_LAKESHORE ACQUISITION I CORP | Unsecured promissory note
Subsidiary, Sale of Stock [Line Items]
Equipment financing arrangements to purchase capital equipment														$ 200,000	$ 200,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Common Stock
Subsidiary, Sale of Stock [Line Items]
Issuance of stock									$ 144		$ 547
Total redemption value								$ (547)			$ (547)
Public shares redeemed								(5,467,000)			(5,467,000)
CIK0001848000_LAKESHORE ACQUISITION I CORP | ProSomnus
Subsidiary, Sale of Stock [Line Items]
Ownership Interest (as a percent)																100.00%
Additional prior to the payment of expenses										$ 40,000,000
Convertible notes investors										$ 135,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo
Subsidiary, Sale of Stock [Line Items]
Ownership Interest (as a percent)										100.00%
Aggregate consideration equal to closing net										$ 113,000,000
Merger agreement exceeds										12,000,000
Merger agreement aggregate value										$ 10,000,000
Share price										$ 10.00
Convertible notes investors										$ 30,000,000
Earn-out Shares										3,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | First tranche
Subsidiary, Sale of Stock [Line Items]
Earn-out Shares										1,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | First tranche | Common Stock
Subsidiary, Sale of Stock [Line Items]
Share price										$ 12.50
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Second tranche
Subsidiary, Sale of Stock [Line Items]
Earn-out Shares										1,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Second tranche | Common Stock
Subsidiary, Sale of Stock [Line Items]
Share price										$ 15.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Third tranche
Subsidiary, Sale of Stock [Line Items]
Earn-out Shares										1,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Third tranche | Common Stock
Subsidiary, Sale of Stock [Line Items]
Share price										$ 17.50
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Additional period to complete business combination				3 months
Total redemption value	$ 24,369,280	$ 26,172,069
Public shares redeemed	2,380,246	2,606,117		2,606,117
Share price		$ 0.125
Investor investment		$ 300,000
Shares issued	2,109,062	2,860,883
Shares outstanding	2,109,062
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Non redeemable public shares
Subsidiary, Sale of Stock [Line Items]
Shares outstanding		2,860,883
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Note Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Assets held in trust		$ 357,610
Investor investment		300,000
Assets held in trust from operating account		$ 57,610
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Unsecured promissory note
Subsidiary, Sale of Stock [Line Items]
Equipment financing arrangements to purchase capital equipment															$ 200,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor
Subsidiary, Sale of Stock [Line Items]
Issuance of stock							$ 25,000			$ 25,000	$ 25,000
Maximum borrowing capacity of related party promissory note										$ 450,000	450,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor | Common Stock
Subsidiary, Sale of Stock [Line Items]
Issuance of stock											$ 144
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)						5,000,000
Purchase price, per unit						$ 10.00
Proceeds from issuance initial public offering						$ 50,000,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)					11,675
Purchase price, per unit					$ 10.00
Proceeds from issuance initial public offering					$ 116,750
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)						250,000
Purchase price, per unit						$ 10.00
Proceeds from issuance initial public offering						$ 2,500,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)					467,000					750,000	750,000
Purchase price, per unit					$ 10.00
Proceeds from issuance initial public offering					$ 4,670,000
Maximum number of days available to underwriters to purchase units										45 days	45 days
Investment of proceeds in Trust account					$ 54,670,000	$ 54,670,000
Exercise price of warrants					$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO and Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering										$ 55,424,212
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO and Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering											$ 55,424,212
Issuance of stock										$ 25,000	$ 25,000